Label	Element	Value
Virtus Ceredex Large-Cap Value Equity Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Ceredex Large-Cap Value Equity Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Virtus Ceredex Large-Cap Value Equity Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 669
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	923
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,197
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	669
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	923
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,197
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,976
Virtus Ceredex Large-Cap Value Equity Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.04%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.72%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 275
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	598
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,058
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,334
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	598
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,058
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,334
Virtus Ceredex Large-Cap Value Equity Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.89%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,315
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,315
Virtus Ceredex Large-Cap Value Equity Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.72%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,065
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	74
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	467
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,065

[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.72% for Class C Shares, 0.89% for Class I Shares and 0.72% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.